Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 260	$ 103	$ 22
Convertible preferred stock, shares authorized	6,000,000	6,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		44,000,000	33,000,000
Common stock, shares issued		12,840,187	15,072
Common stock, shares outstanding		12,840,187	15,072
Voting Common Shares-No Par [Member]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	14,893,981
Common stock, shares outstanding	14,893,981
Class B Restricted Voting Common Shares-No Par [Member]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	7,840,582
Common stock, shares outstanding	7,840,582
Series X Convertible Preferred Stock [Member]
Convertible preferred stock, shares authorized		6,000,000	6,000,000
Convertible preferred stock, shares issued		0	0
Convertible preferred stock, shares outstanding		0	0
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 5.00	$ 5.00
Convertible preferred stock, shares authorized		0	11,290,200
Convertible preferred stock, shares issued		0	11,290,200
Convertible preferred stock, shares outstanding		0	11,290,200
Convertible preferred stock, liquidation		0	68,670
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 6	$ 6
Convertible preferred stock, shares authorized		0	9,407,939
Convertible preferred stock, shares issued		0	9,407,939
Convertible preferred stock, shares outstanding		0	9,407,939
Convertible preferred stock, liquidation		0	64,656
Convertible Series C-1 Preferred Stock [Member]
Convertible preferred stock, par value		$ 6.30	$ 6.30
Convertible preferred stock, shares authorized		0	1,619,048
Convertible preferred stock, shares issued		0	1,608,322
Convertible preferred stock, shares outstanding		0	1,608,322
Convertible preferred stock, liquidation		0	10,829
Series C-2 Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 6.30	$ 6.30
Convertible preferred stock, shares authorized		0	6,476,192
Convertible preferred stock, shares issued		0	69,685
Convertible preferred stock, shares outstanding		0	69,685
Convertible preferred stock, liquidation		$ 0	$ 468